Long-Term Debt - Notes Payable (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) installment	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Debt instrument carrying amount	$ 35,130	$ 13,495
Notes payable, December 2019
Debt Instrument [Line Items]
Debt Face Amount	1,000
Loans payable in monthly installments of principal and interest	$ 46
Debt interest rate	9.00%
Notes payable, May 2021
Debt Instrument [Line Items]
Debt Face Amount	$ 365
Debt interest rate	1.07%
Debt instrument carrying amount	$ 273
Number of annual installments | installment	4
Notes Payable, July And September 2021
Debt Instrument [Line Items]
Debt Face Amount	$ 2,588
Debt interest rate	1.00%
Debt instrument carrying amount	$ 2,506
Number of annual installments | installment	4